Investments: Unrealized Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Unrealized Gain (Loss) on Investments

	2017	2016	2015

Debt securities	$ 17	$ (498)	$ (347)
Deferred income taxes	(6)	175	122

Net unrealized investment gains (losses)	$ 11	$ (323)	$ (225)